Business Acquisitions and Disposal (Details) - Schedule of considered a business acquisition (Parentheticals) - shares	Dec. 31, 2022	Oct. 19, 2021
Schedule of considered a business acquisition [Abstract]
Share-based consideration of the Group’s ordinary shares	219,296	657,887